LORD ABBETT TAX-FREE INCOME FUND, INC.
                  Lord Abbett California Tax-Free Income Fund
                  Lord Abbett Connecticut Tax-Free Income Fund
                    Lord Abbett Hawaii Tax-Free Income Fund
                   Lord Abbett Minnesota Tax-Free Income Fund
                   Lord Abbett Missouri Tax-Free Income Fund
                   Lord Abbett National Tax-Free Income Fund
                  Lord Abbett New Jersey Tax-Free Income Fund
                   Lord Abbett New York Tax-Free Income Fund
                     Lord Abbett Texas Tax-Free Income Fund
                  Lord Abbett Washington Tax-Free Income Fund
                       LORD ABBETT TAX-FREE INCOME TRUST
                 Lord Abbett Insured Intermediate Tax-Free Fund
                                 Florida Series
                                 Georgia Series
                                Michigan Series
                              Pennsylvania Series


                     Supplement dated June 30, 2004 to the
                      Statement of Additional Information
                               (Class A, B, C, P)

The following information hereby amends the Statement of Additional Information for the above referenced investment companies. The following text is added to page 25 as item v in the second paragraph under the section titled,"Net Asset Value Purchases of Class A Shares":

,or v) purchases through a broker-dealer that has entered a special written arrangement with Lord Abbett Distributor under which the broker-dealer makes NAV purchases available to investors in a mutual fund undergoing a liquidation and dissolution so long as i) such NAV purchases are made within 30 calendar days of the liquidation and dissolution of the mutual fund, ii) the investor paid sales charges on the liquidating mutual fund's shares in accordance with such mutual fund's disclosure, and iii) such purchases are limited to an amount not more than the investor's proceeds from such liquidation and dissolution rounded to the next higher $1,000 increment.